Columbia Acorn Trust

Supplement dated November 13, 2006
to Prospectus dated May 1, 2006 of
Columbia Thermostat Fund — Class Z shares

Effective immediately, the following changes are made to the Class Z prospectus of Columbia Thermostat Fund:

1.  On page 16, the tables entitled “Annual Fund Operating Expenses (deducted directly from Fund assets)” and “Example Expenses for a $10,000 investment (your actual costs may be higher or lower)” are deleted in their entirety and replaced as follows:

Annual Fund Operating Expenses (deducted directly from Fund assets)

Management fees(1) (%)	0.10
Distribution and service (12b-1) fees (%)	None
Other expenses (%)	0.26
Total annual fund operating expenses (%)	0.36
Expense reimbursement/waiver (%)	(0.11)
Net expense ratio(2) (%)	0.25
Acquired Fund (Portfolio Fund) fees and expenses (%)	0.78
Net expense ratio including expenses of Portfolio Funds(3) (%)	1.03
Gross expense ratio including expenses of Portfolio Funds (%)	1.14

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the “Trust”) pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust’s average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in “Other expenses.”

(2) The Fund’s Adviser has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies) do not exceed 0.25% annually through April 30, 2007.  The Adviser will have the right to recoup expense reimbursement payments made to the Fund through December 31, 2006.  This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser computed and paid monthly, with a limitation that immediately after such payment the Fund’s ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies) will not exceed 0.25% annually.

(3) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The ratios shown above are based on the average invested balance of the Portfolio Funds, based on the respective net expense ratios of the Portfolio Funds for their respective last annual or semiannual report.  Based on this allocation, the Fund’s indirect annual expenses would have been 0.78%. The indirect expense ratio of the Fund may be higher or lower depending on the portion of the Fund’s assets allocated to each Portfolio Fund from time to time.

Example Expenses for a $10,000 investment(1) (your actual costs may be higher or lower)

1 Year	3 Years	5 Years	10 Years
$ 105	$ 351	$ 617	$ 1,376

(1) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The example expenses for the one-year period reflect the contractual cap on expenses referred to in footnote (2), but this arrangement is not reflected in the example expenses for the second and third years of the three-year period, the second through fifth years of the five year period, or the second through tenth years of the ten year period.

2.  The table in Appendix B “Hypothetical Investment and Expense Information” is deleted in its entirety and replaced as follows:

Columbia Thermostat Fund - Class Z Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(1)

1	5.00%	1.03%	3.97%	$10,397.00	$105.04
2	10.25%	1.14%	7.98%	$10,798.32	$120.81
3	15.76%	1.14%	12.15%	$11,215.14	$125.48
4	21.55%	1.14%	16.48%	$11,648.04	$130.32
5	27.63%	1.14%	20.98%	$12,097.66	$135.35
6	34.01%	1.14%	25.65%	$12,564.63	$140.58
7	40.71%	1.14%	30.50%	$13,049.62	$146.00
8	47.75%	1.14%	35.53%	$13,553.34	$151.64
9	55.13%	1.14%	40.76%	$14,076.50	$157.49
10	62.89%	1.14%	46.20%	$14,619.85	$163.57

Total Gain After Fees & Expenses				$4,619.85
Total Annual Fees & Expenses					$1,376.28

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year.  All information is calculated on an annual compounding basis.

Sup-47/114452-1006

Columbia Acorn Trust

Supplement dated November 13, 2006
to Prospectus dated May 1, 2006 of
Columbia Thermostat Fund — Class A, B and C shares

Effective immediately, the following changes are made to the Class A, B and C prospectus of Columbia Thermostat Fund:

1.  On pages 15-16, the tables entitled “Annual Fund Operating Expenses (deducted directly from Fund assets)” and “Example Expenses for a $10,000 investment (your actual costs may be higher or lower)” are deleted in their entirety and replaced as follows:

Annual Fund Operating Expenses (deducted directly from Fund assets)

	Class A	Class B	Class C
Management fees(1) (%)	0.10	0.10	0.10
Distribution and service (12b-1) fees (%)	0.25	0.75	1.00
Other expenses (%)	0.30	0.34	0.33
Total annual fund operating expenses (%)	0.65	1.19	1.43
Expense reimbursement/waiver (%)	(0.15)	(0.19)	(0.18)
Net expense ratio(2) (%)	0.50	1.00	1.25
Acquired Fund (Portfolio Fund) fees and expenses (%)	0.78	0.78	0.78
Net expense ratio including expenses of Portfolio Funds(3) (%)	1.28	1.78	2.03
Gross expense ratio including expenses of Portfolio Funds (%)	1.43	1.97	2.21

(1) In addition to the management fee, the Fund and the other funds of Columbia Acorn Trust (the “Trust”) pay the adviser an administrative fee based on the average daily aggregate net assets of the Trust at the following annual rates: 0.05% of net assets up to $8 billion; 0.04% of the next $8 billion; and 0.03% of net assets in excess of $16 billion. Based on the Trust’s average daily net assets as of December 31, 2005, the administrative fee would be at the annual rate of 0.042%, which rounds to 0.04% and is included in “Other expenses.”

(2) The Fund’s Adviser has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies) do not exceed 0.25% annually through April 30, 2007.  The Adviser will have the right to recoup expense reimbursement payments made to the Fund through December 31, 2006.  This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Adviser computed and paid monthly, with a limitation that immediately after such payment the Fund’s ordinary operating expenses (excluding any distribution and service fees, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies) will not exceed 0.25% annually.

(3) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The ratios shown above are based on the average invested balance of the Portfolio Funds, based on the respective net expense ratios of the Portfolio Funds for their respective last annual or semiannual report.  Based on this allocation, the Fund’s indirect annual expenses would have been 0.78%. The indirect expense ratio of the Fund may be higher or lower depending on the portion of the Fund’s assets allocated to each Portfolio Fund from time to time.

Example Expenses for a $10,000 investment(1) (your actual costs may be higher or lower)

Class	1 Year	3 Years	5 Years	10 Years

Class A:	$698	$988	$1,298	$2,177
Class B: did not sell your shares	$181	$600	$1,045	$2,141
sold all your shares at the end of the period	$681	$900	$1,245	$2,141
Class C: did not sell your shares	$206	$674	$1,168	$2,530
sold all your shares at the end of the period	$306	$674	$1,168	$2,530

(1) Includes the fees and expenses incurred by the Fund directly and indirectly from the underlying Portfolio Funds in which the Fund invests. The example expenses for the one-year period reflect the contractual cap on expenses referred to in footnote (2), but this arrangement is not reflected in the example expenses for the second and third years of the three-year period, the second through fifth years of the five year period, or the second through tenth years of the ten year period.

2.  The tables in Appendix B “Hypothetical Investment and Expense Information” are deleted in their entirety and replaced as follows:

Columbia Thermostat Fund - Class A Shares

Maximum Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses		Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(1)

1	5.00%	1.28%	-2.24	%(2)	$9,775.61	$697.88
2	10.25%	1.43%	1.25%		$10,124.60	$142.29
3	15.76%	1.43%	4.86%		$10,486.05	$147.37
4	21.55%	1.43%	8.60%		$10,860.40	$152.63
5	27.63%	1.43%	12.48%		$11,248.12	$158.08
6	34.01%	1.43%	16.50%		$11,649.67	$163.72
7	40.71%	1.43%	20.66%		$12,065.57	$169.56
8	47.75%	1.43%	24.96%		$12,496.31	$175.62
9	55.13%	1.43%	29.42%		$12,942.43	$181.89
10	62.89%	1.43%	34.04%		$13,404.47	$188.38

Total Gain After Fees & Expenses					$3,404.47
Total Annual Fees & Expenses						$2,177.41

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year.  All information is calculated on an annual compounding basis.

(2) Reflects deduction of maximum sales charge.

Columbia Thermostat Fund - Class B Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(1)

1	5.00%	1.78%	3.22%	$10,322.00	$180.87
2	10.25%	1.97%	6.35%	$10,634.76	$206.42
3	15.76%	1.97%	9.57%	$10,956.99	$212.68
4	21.55%	1.97%	12.89%	$11,288.99	$219.12
5	27.63%	1.97%	16.31%	$11,631.04	$225.76
6	34.01%	1.97%	19.83%	$11,983.46	$232.60
7	40.71%	1.97%	23.47%	$12,346.56	$239.65
8	47.75%	1.97%	27.21%	$12,720.66	$246.91
9	55.13%	1.43%	31.75%	$13,174.79	$185.15
10	62.89%	1.43%	36.45%	$13,645.13	$191.76

Total Gain After Fees & Expenses				$3,645.13
Total Annual Fees & Expenses					$2,140.93

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year.  All information is calculated on an annual compounding basis.

Columbia Thermostat Fund - Class C Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year- End Balance After Fees & Expenses	Annual Fees & Expenses(1)

1	5.00%	2.03%	2.97%	$10,297.00	$206.01
2	10.25%	2.21%	5.84%	$10,584.29	$230.74
3	15.76%	2.21%	8.80%	$10,879.56	$237.18
4	21.55%	2.21%	11.83%	$11,183.13	$243.79
5	27.63%	2.21%	14.95%	$11,495.14	$250.59
6	34.01%	2.21%	18.16%	$11,815.85	$257.59
7	40.71%	2.21%	21.46%	$12,145.51	$264.77
8	47.75%	2.21%	24.84%	$12,484.37	$272.16
9	55.13%	2.21%	28.33%	$12,832.69	$279.75
10	62.89%	2.21%	31.91%	$13,190.72	$287.56

Total Gain After Fees & Expenses				$3,190.72
Total Annual Fees & Expenses					$2,530.15

(1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year.  All information is calculated on an annual compounding basis.

Sup-47/114453-1006